Leases - Narrative (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) extension lease	Dec. 31, 2021 USD ($) lease location	Dec. 31, 2020 USD ($)
Disclosure of Leases [Line Items]
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Payment of lease payments	$ 15,200	$ 13,600	$ 12,200
Number of lease extensions not exercised | extension	3
Number of lease extensions exercised | extension	2
Number of leases terminated | lease		4
Net decrease in operating lease right of use assets and operating lease liabilities relating to lease remeasurements	$ 14,836	$ 0	0
Operating lease, impairment loss	600
Right-of-use asset amortization	$ 11,432	$ 10,982	$ 10,349
Number of lease locations closed | location		3
Number of leases sublet | lease		5
Century Bancorp, Inc.
Disclosure of Leases [Line Items]
Number of leases terminated | lease	4	1
Number of leases sublet | lease		2
Operating Lease Right-Of-Use Assets, Lease Termination
Disclosure of Leases [Line Items]
Right-of-use asset amortization		$ 1,700
Operating Lease Right-Of-Use Assets, Lease Abandonment
Disclosure of Leases [Line Items]
Operating lease, impairment loss		300
Operating Lease Right-Of-Use Assets, Sublease
Disclosure of Leases [Line Items]
Operating lease, impairment loss		$ 500
Minimum
Disclosure of Leases [Line Items]
Operating lease remaining lease term	1 year
Maximum
Disclosure of Leases [Line Items]
Operating lease remaining lease term	25 years